CONDENSED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended					7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses		$ 1,025,127			$ 146,245		$ 158,596	$ 2,368,614	$ 846,086
Total operating expenses		1,025,127			146,245		158,596	2,368,614	846,086
Other income
Interest income		394,189			1,595		1,595	602,390	4,787
Total other income		394,189			1,595		1,595	602,390	4,787
Net loss	$ (500)	$ (630,938)	$ (310,525)	$ (824,761)	$ (144,650)	$ (11,851)	$ (157,001)	$ (1,766,224)	$ (841,299)
Class A ordinary shares
Other income
Weighted average shares outstanding, basic		14,375,000			14,239,458		6,029,974	14,375,000	8,695,747
Weighted average shares outstanding, diluted		14,375,000			14,239,458		6,029,974	14,375,000	8,695,747
Basic net loss per common share		$ (0.04)			$ (0.01)		$ (0.02)	$ (0.10)	$ (0.07)
Diluted net loss per common share		$ (0.04)			$ (0.01)		$ (0.02)	$ (0.10)	$ (0.07)
Class B ordinary shares
Other income
Weighted average shares outstanding, basic		3,593,750			3,593,750		3,593,750	3,593,750	3,593,750
Weighted average shares outstanding, diluted		3,593,750			3,593,750		3,593,750	3,593,750	3,593,750
Basic net loss per common share		$ (0.04)			$ (0.01)		$ (0.02)	$ (0.10)	$ (0.07)
Diluted net loss per common share		$ (0.04)			$ (0.01)		$ (0.02)	$ (0.10)	$ (0.07)